Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	6 Months Ended	0 Months Ended	6 Months Ended					0 Months Ended	6 Months Ended								6 Months Ended
	Jun. 30, 2014 USD ($) site	Dec. 31, 2013 Champion [Member] USD ($)	Jun. 30, 2014 Champion [Member] USD ($)	Jun. 30, 2014 Accrued Expenses and Other Current Liabilities [Member] USD ($)	Dec. 31, 2013 Accrued Expenses and Other Current Liabilities [Member] USD ($)	Jun. 30, 2014 Other Long-term Liabilities [Member] USD ($)	Dec. 31, 2013 Other Long-term Liabilities [Member] USD ($)	Apr. 16, 2014 Maximum [Member] USD ($)	Jun. 30, 2014 Due on October 1, 2014 [Member] Champion [Member] USD ($)	Jun. 30, 2014 Due on or before July 1, 2015 [Member] Champion [Member] USD ($)	Jun. 30, 2014 Due on or before July 1, 2016 [Member] Champion [Member] USD ($)	Jun. 30, 2014 Due on or before July 1, 2017 [Member] Champion [Member] USD ($)	Jun. 30, 2014 Due on or before July 1, 2018 [Member] Champion [Member] USD ($)	Jun. 30, 2014 Quebec Action [Member] Defendants	Jun. 30, 2014 Ontario Action [Member] Defendants	Feb. 09, 2014 U.S. Actions [Member] Defendant	Jun. 30, 2014 Canadian Actions [Member] USD ($)	Jun. 30, 2013 Canadian Actions [Member] USD ($)	Jun. 30, 2014 Product Recall [Member] USD ($)	Jun. 30, 2014 Product Recall [Member] EUR (€)	Jun. 30, 2014 Hengst [Member] USD ($)	Jun. 30, 2014 New Jersey Site and California [Member] Maximum [Member] USD ($)
Loss Contingencies [Line Items]
Self-insured insurance reserves, including group medical insurance reserves	$ 8.0
Number of sites	5
Environmental accruals				0.5	1.0	0.7	0.5															1.1
Completed remediation activities at manufacturing site	2
Remediation settlement costs	0.1
Remediation settlement expense								0.1
Number of defendants executed a settlement agreement																2
Number of defendants														5	14
Post-trail costs																	0.1	0.1
Settlement payment																					2.2
Payments of rebates for future purchases																					0.8
Scheduled payments			1.15						0.25	0.20	0.20	0.20	0.20
Settlement accrued		2.2
Reserves for estimated costs																			0.6
Claim against recall																			0
Payment of costs related to matter																			1.0	0.7
Remaining accrual of costs related to matter																			0.1	0.1
Total claims filed																			1.0	0.7
Insurance coverage claims																			1.0	0.7
Insurance coverage claims, recorded as a reduction in warranty expenses																			0.2	0.2
Provision recorded related to matter																			$ 0